SCHEDULE OF AMOUNTS RECEIVABLE (Details) - CAD ($)	Sep. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Trades receivable	$ 118,794	$ 136,274
Income tax advances	17,773	90,528
Due from shareholders	743	1,002
Amounts receivable	$ 137,310	$ 227,804